Borrowings - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
DisclosureOfDetailedInformationAboutBorrowingsExplanatory

	31 December 2022 £m	31 December 2021 £m
Amounts falling due within one year
Loan	119.6	119.2